UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-207-1544
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey Casdin             New York, New York          08/22/00
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        25
                                               -------------

Form 13F Information Table Value Total:       $270,831
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107     2629   388800   SH         SOLE          388800    0        0
------------------------------------------------------------------------------------------------------------
AMGEN INC             COMMON    031162100     5985    85200   SH         SOLE           85200    0        0
------------------------------------------------------------------------------------------------------------
CELL GENSYS INC       COMMON    150921104     2543    90825   SH         SOLE           90825    0        0
------------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    37929   996566   SH         SOLE          996566    0        0
------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC   COMMON    126667104    11506   166000   SH         SOLE          166000    0        0
------------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105     6868   232800   SH         SOLE          232800    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------
EASTMAN CHEM CO       COMMON    277432100     2875    60200   SH         SOLE           60200    0        0
------------------------------------------------------------------------------------------------------------
EDWARDS LIFESCIENCES  COMMON    28176E108     1850   100000   SH         SOLE          100000    0        0
 CORP
------------------------------------------------------------------------------------------------------------
GENENTECH INC        COMMON NEW 368710406     9546    55500   SH         SOLE           55500    0        0
------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    12034   169210   SH         SOLE          169210    0        0
------------------------------------------------------------------------------------------------------------
ICN PHARMACEUTICALS   COMMON    448924100    10128   364200   SH         SOLE          364200    0        0
 INC NEW
------------------------------------------------------------------------------------------------------------
IDEC                  COMMON    449370105    21984   187400   SH         SOLE          187400    0        0
 PHARMACEUTICALS CORP
------------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    12890   912900   SH         SOLE          912900    0        0
------------------------------------------------------------------------------------------------------------

INCYTE                COMMON    45337C102    26326   320300   SH         SOLE          320300    0        0
 GENOMICS INC
------------------------------------------------------------------------------------------------------------
INSMED INC            COMMON    457669109     3577  3576255   SH         SOLE         1535430    0        0

------------------------------------------------------------------------------------------------------------
MAXICARE HEALTH PLANS COMMON    577904204      528   800000   SH         SOLE          600000    0        0
 INC
------------------------------------------------------------------------------------------------------------
MEDAREX INC           COMMON    583916101    16300   192900   SH         SOLE          192900    0        0
------------------------------------------------------------------------------------------------------------
MILLENNIUM            COMMON    599902103    18825   168256   SH         SOLE          168256    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS INC   COMMON    62855J104    10603    71600   SH         SOLE           71600    0        0
------------------------------------------------------------------------------------------------------------
PE CORP      CELERA GEN GRP     69332S201    20176   219300   SH         SOLE          219300    0        0
------------------------------------------------------------------------------------------------------------
PHARMACYCLICS INC     COMMON    716933106    10163   166600   SH         SOLE          166600    0        0
------------------------------------------------------------------------------------------------------------
QLT INC               COMMON    746927102    13546   175200   SH         SOLE          175200    0        0
------------------------------------------------------------------------------------------------------------
TRIPATH IMAGING INC   COMMON    896942109     1589   257900   SH         SOLE          257900    0        0
------------------------------------------------------------------------------------------------------------
TRIPOS INC            COMMON    896928108     3683   191300   SH         SOLE          191300    0        0
------------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105     6748   172500   SH         SOLE          172500    0        0
 SYS INC
------------------------------------------------------------------------------------------------------------
